5. Accounts Payable and Accrued Liabilities: Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Details
Accounts Payable, Trade, Current	$ 823,595	$ 274,055
Accrued Liabilities, Current	337,400	$ 139,218
Advances from Investors	$ 155,000